Offerings	Aug. 25, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 35,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,833.50
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of common stock to be offered or issued from stock splits, stock dividends or similar transaction. (2) This information is not specified as to each class of securities to be registered. There is being registered hereby such indeterminate number of the securities of each identified class as may from time to time be issued at indeterminate prices. Securities registered hereunder may be sold separately, together or in units with other securities registered hereunder. (3) The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. (4) On August 11, 2023, the Registrant filed a registration statement on Form S-3 (File No. 333-273940) (the "Prior Registration Statement"), to register securities with an aggregate maximum offering price of $50,000,000 (the "Offering"), and paid a registration fee of $5,510.00 in connection therewith. As of the date of this Registration Statement, an aggregate of $50,000,000 of securities registered on the Prior Registration Statement are unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is allowed to apply $5,510.00, toward the registration fee for this registration statement because the unsold securities are being moved from the Prior Registration Statement to this registration statement, and the registration fee previously paid by the Registrant relating to the unsold securities included on this registration statement will continue to be applied to such unsold securities.